Schedule of Contributed Surplus Activity (Details) - Surplus [Member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Opening balance	$ 7,559,538	$ 6,731,440
Expired		674,600
Cancelled		153,498
Closing balance	$ 7,559,538	$ 7,559,538
Number of Options Opening Balance	9,566	9,566
Weighted average exercise price Opening balance	$ 402.91	$ 402.91
Number of options Granted during the period	0
Weighted average exercise price Granted during the period	$ 0
Number of options Expired during the period	(3,398)
Weighted average exercise price Expired during the period	$ 705
Number of options Closing balance	6,168	9,566
Weighted average exercise price Closing balance	$ 236.48	$ 402.91
Number of options Closing balance of exercisable options	6,168	9,566
Weighted average exercise price Closing balance of exercisable options	$ 236.48	$ 402.91
Number of options Forfeited during the period		0
Weighted average exercise price Forfeited during the period		$ 0